Capital Disclosure of components of capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,267	$ 3,361
Increase (decrease) in financial liabilities		(94)
Exchangeable securities		735	730
Increase (decrease) in exchangeable securities		5
Equity		2,593	3,436	$ 4,062
Cash and cash equivalents		(947)	(703)	(411)	$ (89)
Increase (decrease) in cash and cash equivalents		(244)	(292)	(322)
Current restricted cash and cash equivalents		(70)	(71)
Fair value asset of hedging instruments on long-term debt		(2)	(2)
Increase (decrease) in hedging instruments, liabilities		0
Total capital		5,629	6,811
Increase (decrease) in capital		(1,182)
Common shares
Disclosure of components of capital [Line Items]
Equity		2,901	2,896
Increase (decrease) in equity		5
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		46	38	42
Increase (decrease) in equity		8
Deficit
Disclosure of components of capital [Line Items]
Equity		(2,453)	(1,826)	(1,455)
Increase (decrease) in equity		(627)
Accumulated other comprehensive income
Disclosure of components of capital [Line Items]
Equity	[1]	146	302	454
Increase (decrease) in equity		(156)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		1,011	1,084	$ 1,101
Increase (decrease) in equity		(73)
TransAlta OCP
Disclosure of components of capital [Line Items]
Current restricted cash and cash equivalents		(17)	$ (11)
Increase (decrease) in restricted cash and cash equivalents		$ (6)

[1]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive earnings (loss).